OTHER INVESTMENTS (Schedule of Equity Investments Designated as FVTOCI) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of other investments [Abstract]
Equity investments designated as FVTOCI	$ 9,253	$ 6,132